Trade and other receivables, net - Narrative (Details) $ in Thousands	Dec. 31, 2018 USD ($) company	Dec. 31, 2017 USD ($) company
Disclosure of financial assets that are either past due or impaired [line items]
Number of well-known multinational companies with good credit quality standing | company	24	24
Trade and other receivables | Later than six months
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 1,167	$ 318
Trade and other receivables | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 9,509	$ 5,052
Percentage of outstanding unimpaired trade receivables	55.00%	89.00%